Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,912,500.00
Previously Paid Amount	0
Total Fee Amount	402.22
Total Offset Amount	0
Net Fee	$ 402.22